Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss		$ (100,238)	$ (30,644)	$ (17,341)
Net income from discontinued operations, net of tax		0	35,426	0
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Amortization of intangible assets and purchased video content in prepaid expense		11,198	13,624	11,308
Depreciation		13,475	16,621	19,990
Share-based compensation expense		(30)	708	4,939
Impairment of long-term investments	[1]	0	283	11,954
Impairment of intangible assets and other assets		911	5,845	2,040
Investment (income)/loss from long-term investments		309	(1,135)	6,150
Allowance for credit losses		1,344	(310)	116
Change in fair value of financial instruments		(4,912)	(199)	(10,340)
Others		(424)	(522)	(288)
Changes in assets and liabilities:
Accounts receivable		15,719	(4,403)	4,504
Prepaid and other assets		4,503	951	(116)
Accounts payable		(7,495)	(5,489)	(17,552)
Receipts in advance and deferred revenue		904	3,439	(4,611)
Tax payables		11,779	6,582	19,490
Deferred tax liabilities		17,674	24,286	21,862
Accrued liabilities and other short-term liabilities		(12,735)	(19,778)	(19,863)
Net cash provided by/(used in) continuing operating activities		(48,018)	(25,567)	32,242
Net cash provided by/(used in) operating activities		(48,018)	(25,567)	32,242
Cash flows from investing activities:
Purchase of fixed assets		(1,315)	(3,225)	(8,506)
Purchase of intangible and other assets		(18,610)	(15,187)	(15,335)
Purchase of long-term investments		0	(22,076)	0
Proceeds from time deposits		84,432	168,225	0
Purchase of time deposits		(28,144)	(295,488)	(90,666)
Proceeds from short-term investments		1,758,032	1,375,757	1,935,518
Purchase of short-term investments		(1,908,401)	(1,503,242)	(2,060,101)
Other cash proceeds related to investing activities		646	3,571	6,301
Net cash used in continuing investing activities		(113,360)	(291,665)	(232,789)
Net cash used in investing activities		(113,360)	(291,665)	(232,789)
Cash flows from financing activities:
Repurchase of Sohu Ordinary Shares, represented by ADSs		(40,875)	(6,560)	(82,136)
Net cash used in continuing financing activities		(40,875)	(6,560)	(82,136)
Net cash used in financing activities		(40,875)	(6,560)	(82,136)
Effect of exchange rate changes on cash, cash equivalents and restricted cash		(3,508)	(11,982)	(16,773)
Net decrease in cash, cash equivalents and restricted cash		(205,761)	(335,774)	(299,456)
Cash, cash equivalents and restricted cash at beginning of year		365,688	701,462	1,000,918
Cash, cash equivalents and restricted cash at end of year		159,927	365,688	701,462
Cash, cash equivalents and restricted cash of continuing operations, end of year		159,927	365,688	701,462
Supplemental cash flow disclosures from continuing operations:
Cash paid for income taxes		(16,786)	(28,053)	(39,636)
Barter transactions		3,156	3,601	3,236
Supplemental schedule of non-cash investing activity from continuing operations:
Changes in payables and other liabilities related to fixed assets and intangible assets additions		$ (567)	$ (7,425)	$ (8,196)

[1]	In the fourth quarter of 2022, the Sohu Group recognized an impairment loss of $12.0 million for an equity investment in a third-party online game developer.